Schedule of Future Minimum Rental Payments for Operating Leases (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 1	767,994
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 2	784,375
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 3	504,025
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 4	111,535
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 5	118,838
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 6	359,958
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 7	2,646,725